UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-04719

The TETON Westwood Funds (formerly, The GAMCO Westwood Funds)
(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)

Bruce N. Alpert Gabelli Funds, LLC One Corporate Center Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code:   1-800-422-3554

Date of fiscal year end:   September 30

Date of reporting period:   June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 82.9%
	Aerospace and Defense — 0.2%
159,494	Innovative Solutions & Support Inc.	$1,020,762
158,229	Kratos Defense & Security Solutions Inc.†	1,025,324

		2,046,086

	Agriculture — 0.2%
225	J.G. Boswell Co.	194,175
80,256	Limoneira Co.	1,663,707

		1,857,882

	Airlines — 0.1%
225,000	AMR Corp.†	906,750

	Automotive — 0.4%
26,200	Lithia Motors Inc., Cl. A	1,396,722
66,500	Sonic Automotive Inc., Cl. A	1,405,810
75,000	Wabash National Corp.†	763,500

		3,566,032

	Automotive: Parts and Accessories — 4.2%
5,000	China Automotive Systems Inc.†	25,750
105,000	Dana Holding Corp.	2,022,300
127,431	Federal-Mogul Corp.†	1,301,071
27,800	Gentherm Inc.†	516,246
145,600	Modine Manufacturing Co.†	1,584,128
60,000	Puradyn Filter Technologies Inc.†	9,240
31,517	Shiloh Industries Inc.	329,037
27,200	Spartan Motors Inc.	166,464
206,200	Standard Motor Products Inc.	7,080,908
178,800	Strattec Security Corp.(a)	6,679,968
356,313	Superior Industries International Inc.	6,132,147
39,000	Tenneco Inc.†	1,765,920
383,006	The Pep Boys - Manny, Moe & Jack†	4,435,209
71,365	Tower International Inc.†	1,412,313
52,779	West Marine Inc.†	580,569

		34,041,270

	Aviation: Parts and Services — 3.4%
13,500	Astronics Corp.†	551,745
3,577	Astronics Corp., Cl. B†	145,405
119,485	Ducommun Inc.†	2,540,251
1,208,800	GenCorp Inc.†	19,655,088
138,601	Kaman Corp.	4,790,051

		27,682,540

	Broadcasting — 4.4%
614,200	Acme Communications Inc.	39,923
562,000	Beasley Broadcast Group Inc., Cl. A(a)	4,709,560
108,000	Crown Media Holdings Inc., Cl. A†	266,760
3,700	Cumulus Media Inc., Cl. A†	12,543
73,800	Entercom Communications Corp., Cl. A†	696,672
190,249	Fisher Communications Inc.	7,815,429
617,500	Gray Television Inc.†	4,446,000
32,032	Gray Television Inc., Cl. A†	225,185
159,366	LIN TV Corp., Cl. A†	2,438,300
1,010,029	Media General Inc., Cl. A†	11,140,620
328,199	Salem Communications Corp., Cl. A	2,458,211
49,500	Sinclair Broadcast Group Inc., Cl. A	1,454,310

		35,703,513

	Building and Construction — 0.7%
100	Builders FirstSource Inc.†	598
835,065	Huttig Building Products Inc.†	1,970,753
176,000	Material Sciences Corp.†	1,770,560
68,974	MYR Group Inc.†	1,341,544
500	Nortek Inc.†	32,215
33,300	The Monarch Cement Co.	821,511

		5,937,181

	Business Services — 5.2%
202,200	ACCO Brands Corp.†	1,285,992

Shares		Market Value

190,000	Ascent Capital Group Inc., Cl. A†	$14,833,300
19,000	Cenveo Inc.†	40,470
662,189	Edgewater Technology Inc.†(a)	2,820,925
50,000	Fortegra Financial Corp.†	343,500
105,236	GP Strategies Corp.†	2,506,722
23,300	ICF International Inc.†	734,183
80,000	Intermec Inc.†	786,400
621,860	Internap Network Services Corp.†	5,142,782
32,029	KAR Auction Services Inc.	732,503
21,500	Keynote Systems Inc.	424,840
1,500	Liquidity Services Inc.†	52,005
20,000	Macquarie Infrastructure Co. LLC	1,069,000
27,500	McGrath RentCorp	939,400
326,195	ModusLink Global Solutions Inc.†	1,037,300
30,000	Pendrell Corp.†	78,600
70,000	Pfsweb Inc.†	280,000
195,175	PRGX Global Inc.†	1,071,511
290,900	Pure Technologies Ltd.†	1,280,657
152,438	Stamps.com Inc.†	6,004,533
580,000	Swisher Hygiene Inc.†	501,854
51,700	The Active Network Inc.†	391,369
175,000	Trans-Lux Corp.†	35,000

		42,392,846

	Closed-End Business Development Company — 0.1%
45,000	MVC Capital Inc.	566,550

	Communications Equipment — 0.2%
39,900	Communications Systems Inc.	383,838
385,000	Sycamore Networks Inc.	192,500
289,577	Symmetricom Inc.†	1,300,201
3,000	Technical Communications Corp.	22,800
30,000	ViewCast.com Inc.†	3,600

		1,902,939

	Computer Software and Services — 3.8%
74,517	Blucora Inc.†	1,381,545
331,400	Callidus Software Inc.†	2,183,926
50,487	Carbonite Inc.†	625,534
16,000	Cinedigm Digital Cinema Corp., Cl. A†	22,720
107,138	Computer Task Group Inc.	2,460,960
28,100	Constant Contact Inc.†	451,567
72,000	CyrusOne Inc.	1,493,280
20,000	Daegis Inc.†	20,000
15,000	Digital River Inc.†	281,550
90,000	EarthLink Inc.	558,900
40,000	Emulex Corp.†	260,800
815,000	FalconStor Software Inc.†	1,116,550
463,161	Furmanite Corp.†	3,098,547
1,910	Gemalto NV	172,936
605,251	Global Sources Ltd.†	4,061,234
45,300	GSE Systems Inc.†	68,403
403,788	Guidance Software Inc.†	3,529,107
350,000	Harris Interactive Inc.†	633,500
437,709	Lionbridge Technologies Inc.†	1,269,356
107,900	Mercury Systems Inc.†	994,838
252,500	Mitek Systems Inc.†	1,459,450
4,400	MTS Systems Corp.	249,040
33,788	Navarre Corp.†	93,255
154,831	Official Payments Holdings Inc.†	1,060,592
12,000	Qualstar Corp.†	16,800
71,086	Rimage Corp.	596,412
51,541	Schawk Inc.	676,733
143,662	SeaChange International Inc.†	1,682,282
3,800	Tyler Technologies Inc.†	260,490

		30,780,307

	Consumer Products — 2.8%
352,289	A. T. Cross Co., Cl. A†	5,971,299
13,015	Bassett Furniture Industries Inc.	202,123
62,082	Blyth Inc.	866,665
2,000	Brunswick Corp.	63,900

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Consumer Products (Continued)
41,800	Callaway Golf Co.	$275,044
570,000	Eastman Kodak Co.†	72,447
4,300	Johnson Outdoors Inc., Cl. A†	107,070
119,376	Kid Brands Inc.†	183,839
11,400	Lakeland Industries Inc.†	53,808
888,049	Marine Products Corp.	7,122,153
13,000	MarineMax Inc.†	147,290
200	National Presto Industries Inc.	14,406
7,200	Nautilus Inc.†	62,568
130,009	Oil-Dri Corp. of America	3,571,347
5,700	PC Group Inc.†	26
100,921	Steinway Musical Instruments Inc.†	3,071,026
10,400	Syratech Corp.†	31
177,917	The Wet Seal Inc., Cl. A†	837,989
119,200	ValueVision Media Inc., Cl. A†	609,112

		23,232,143

	Consumer Services — 0.8%
508,804	1-800-FLOWERS.COM Inc., Cl. A†	3,149,497
27,000	Bowlin Travel Centers Inc.†	36,315
800	Collectors Universe Inc.	10,600
27,151	JTH Holding Inc., Cl. A†	441,204
175,000	Stewart Enterprises Inc., Cl. A	2,290,750
3,500	Valassis Communications Inc.	86,065
47,705	XO Group Inc.†	534,296

		6,548,727

	Diversified Industrial — 7.6%
20,000	A.M. Castle & Co.†	315,200
42,300	American Railcar Industries Inc.	1,417,473
214,300	Ampco-Pittsburgh Corp.	4,022,411
167,500	Burnham Holdings Inc., Cl. A(a)	3,098,750
126,197	Chase Corp.	2,821,765
127,300	Columbus McKinnon Corp.†	2,714,036
209,000	FormFactor Inc.†	1,410,750
48,800	Graham Corp.	1,465,464
283,603	Griffon Corp.	3,190,534
396,800	Handy & Harman Ltd.†	7,094,784
25,000	Haulotte Group SA†	208,588
20,000	Haynes International Inc.	957,400
247,292	Katy Industries Inc.†	175,701
27,464	L.B. Foster Co., Cl. A	1,185,621
61,000	Lawson Products Inc.	783,240
183,949	Lydall Inc.†	2,685,655
64,255	Magnetek Inc.†	1,158,518
343,000	Myers Industries Inc.	5,148,430
217,875	Park-Ohio Holdings Corp.†	7,185,518
3,200	Raven Industries Inc.	95,936
15,200	RWC Inc.†	102,372
389,835	Sevcon Inc.†(a)	1,750,359
80,000	Standex International Corp.	4,220,000
42,088	Steel Partners Holdings LP†	575,764
114,483	Tredegar Corp.	2,942,213
197,774	Twin Disc Inc.	4,687,244
64,990	Vishay Precision Group Inc.†	983,949

		62,397,675

	Educational Services — 0.5%
345,000	Corinthian Colleges Inc.†	772,800
335,100	Universal Technical Institute Inc.	3,461,583

		4,234,383

	Electronics — 4.2%
30,500	Alliance Semiconductor Corp.†	14,640
30,000	B456 Systems Inc.†	966
14,000	Badger Meter Inc.	623,700
27,396	Ballantyne Strong Inc.†	115,611
107,300	Bel Fuse Inc., Cl. A	1,488,251
1,800	Bel Fuse Inc., Cl. B	24,210

Shares		Market Value

2,000	Benchmark Electronics Inc.†	$40,200
55,000	BTU International Inc.†	132,000
348,500	CTS Corp.	4,753,540
31,000	Daktronics Inc.	318,060
101,867	Dialight plc	1,739,926
107,249	Electro Scientific Industries Inc.	1,153,999
34,000	IMAX Corp.†	845,240
20,000	Iteris Inc.†	35,800
50,000	Mesa Laboratories Inc.	2,706,500
72,800	Methode Electronics Inc.	1,238,328
78,331	MOCON Inc.	1,061,385
53,256	MoSys Inc.†	214,089
63,800	Newport Corp.†	888,734
51,200	Park Electrochemical Corp.	1,229,312
70,000	Pericom Semiconductor Corp.†	498,400
17,000	Pulse Electronics Corp.†	44,540
53,874	Rofin-Sinar Technologies Inc.†	1,343,618
79,000	Schmitt Industries Inc.†	233,050
6,776	Sparton Corp.†	116,818
275,200	Stoneridge Inc.†	3,203,328
34,000	Texas Industries Inc.†	2,214,760
134,900	Ultra Clean Holdings†	816,145
242,550	Ultralife Corp.†	863,478
79,200	Ultratech Inc.†	2,908,224
204,000	Zygo Corp.†	3,225,240

		34,092,092

	Energy and Utilities: Integrated — 0.4%
52,018	Broadwind Energy Inc.†	248,646
159,500	Headwaters Inc.†	1,409,980
29,500	MGE Energy Inc.	1,615,420

		3,274,046

	Energy and Utilities: Natural Gas — 0.8%
71,554	Abraxas Petroleum Corp.†	150,263
22,342	American DG Energy Inc.†	29,268
34,000	Chesapeake Utilities Corp.	1,750,660
90,570	Corning Natural Gas Corp.	1,523,387
84,580	Delta Natural Gas Co. Inc.	1,797,325
2,000	Gas Natural Inc.	20,600
95,800	Gastar Exploration Ltd.†	255,786
3,000	Piedmont Natural Gas Co. Inc.	101,220
37,900	RGC Resources Inc.	767,854
15,200	U.S. Energy Corp.†	31,464
10,928	Whitecap Resources Inc.	113,467

		6,541,294

	Energy and Utilities: Oil — 0.4%
194,844	Callon Petroleum Co.†	656,624
24,334	Halcon Resources Corp.†	137,974
10,900	Mitcham Industries Inc.†	182,902
63,600	Tesco Corp.†	842,700
197,600	Triangle Petroleum Corp.†	1,385,176

		3,205,376

	Energy and Utilities: Services — 1.5%
45,000	Archer Ltd.†	27,929
83,300	Dawson Geophysical Co.†	3,070,438
25,300	Flotek Industries Inc.†	453,882
24,690	Gulf Island Fabrication Inc.	472,813
290,527	Layne Christensen Co.†	5,668,182
70,100	Pike Electric Corp.	862,230
90,000	RPC Inc.	1,242,900
9,500	Subsea 7 SA, ADR	168,958
10,500	TGC Industries Inc.	86,310

		12,053,642

	Energy and Utilities: Water — 0.6%
6,000	Artesian Resources Corp., Cl. A	133,680
42,174	Cadiz Inc.†	194,000
5,000	California Water Service Group	97,550

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Water (Continued)
69,000	Consolidated Water Co. Ltd.	$788,670
64,000	Energy Recovery Inc.†	264,320
12,200	Middlesex Water Co.	243,024
99,300	SJW Corp.	2,601,660
30,000	The York Water Co.	570,900

		4,893,804

	Entertainment — 0.8%
44,592	Canterbury Park Holding Corp.	437,002
252,500	Dover Motorsports Inc.	545,400
674,641	Entravision Communications Corp., Cl. A	4,149,042
77,800	RealD Inc.†	1,081,420
11,000	RLJ Entertainment Inc.†	52,800
15,000	Triple Crown Media Inc.†	3
20,000	World Wrestling Entertainment Inc., Cl. A	206,200

		6,471,867

	Environmental Control — 0.2%
7,500	BioteQ Environmental Technologies Inc.†	998
319,800	Casella Waste Systems Inc., Cl. A†	1,378,338
76,100	Hudson Technologies Inc.†	242,759

		1,622,095

	Equipment and Supplies — 5.4%
2,000	AZZ Inc.	77,120
709,100	Capstone Turbine Corp.†	829,647
147,381	CIRCOR International Inc.	7,495,798
317,549	Core Molding Technologies Inc.†	2,832,537
673,009	Federal Signal Corp.†	5,888,829
308,804	Gerber Scientific Inc., Escrow†	3,088
8,500	Gildemeister AG	189,581
557,000	Interpump Group SpA	4,966,353
20,000	Maezawa Kyuso Industries Co. Ltd.	249,042
50,500	Met-Pro Corp.	678,720
11,800	Mine Safety Appliances Co.	549,290
17,903	Powell Industries Inc.†	924,690
258,366	SL Industries Inc.(a)	6,479,819
56,059	The Eastern Co.	896,944
89,828	The Gorman-Rupp Co.	2,860,124
60,000	The Greenbrier Companies Inc.†	1,462,200
310,615	The L.S. Starrett Co., Cl. A(a)	3,174,485
95,779	Titan Machinery Inc.†	1,880,142
145,200	TransAct Technologies Inc.	1,186,284
132,500	Vicor Corp.†	907,625
27,000	WaterFurnace Renewable Energy Inc.	527,574

		44,059,892

	Financial Services — 5.1%
49,400	Anchor Bancorp.†	848,692
45,500	BBCN Bancorp Inc.	647,010
13,000	Berkshire Bancorp Inc.	103,350
3,900	Berkshire Hills Bancorp Inc.	108,264
500	BKF Capital Group Inc.†	540
75	Burke & Herbert Bank and Trust Co.	162,750
40,000	Capital Financial Holdings Inc.†	7,600
6,791	Capitol Federal Financial Inc.	82,443
28,800	Crazy Woman Creek Bancorp Inc.†	311,040
327	Farmers & Merchants Bank of Long Beach	1,602,627
11,057	Fidelity Southern Corp.†	136,775
417,600	Flushing Financial Corp.	6,869,520
10	Guaranty Corp., Cl. A†	626,250
139,710	Hallmark Financial Services Inc.†	1,276,949
6,600	Hampden Bancorp Inc.	98,406
16,000	Hancock Holding Co.	481,120
39,900	Heritage Financial Group Inc.	588,525
66,137	Hudson Valley Holding Corp.	1,123,006
169,023	JMP Group Inc.	1,122,313
90,843	KKR & Co. LP	1,785,973
148,462	Meadowbrook Insurance Group Inc.	1,192,150

Shares		Market Value

95,000	Medallion Financial Corp.	$1,321,450
11,055	New York Community Bancorp Inc.	154,770
28,500	Newport Bancorp Inc.†	486,495
5,697	Northrim BanCorp Inc.	137,810
40,000	Oritani Financial Corp.	627,200
6,000	Provident New York Bancorp	56,040
45,400	Pzena Investment Management Inc., Cl. A	296,008
30,000	Simplicity Bancorp Inc.	435,000
416,838	Steel Excel Inc.†	12,088,302
12	Sunwest Bank†	384,000
326,867	SWS Group Inc.†	1,781,425
11,000	The Ziegler Companies Inc.†	290,125
7,500	Tree.com Inc.	128,550
55,000	Trustco Bank Corp NY	299,200
45,900	Washington Trust Bancorp Inc.	1,309,068
87,100	Westfield Financial Inc.	609,700
38,100	Wilshire Bancorp Inc.	252,222
100,000	WisdomTree Investments Inc.†	1,157,000
402,800	Wright Investors’ Service Holdings Inc.†	825,740
30,000	Xenith Bankshares Inc.†	157,800

		41,973,208

	Food and Beverage — 3.5%
2,300	Andrew Peller Ltd., Cl. A	28,211
200	Annie’s Inc.†	8,548
362,323	Boulder Brands Inc.†	4,365,992
83,747	Calavo Growers Inc.	2,277,081
70,000	Diamond Foods Inc.†	1,452,500
85,286	Farmer Brothers Co.†	1,199,121
1,100	Hanover Foods Corp., Cl. A	103,785
192,794	Inventure Foods Inc.†	1,611,758
1,500	J & J Snack Foods Corp.	116,700
211,300	Lifeway Foods Inc.	3,668,168
13,000	MGP Ingredients Inc.	77,480
7,800	Rock Field Co. Ltd.	147,616
5,900	Scheid Vineyards Inc., Cl. A†	142,957
162,000	Snyders-Lance Inc.	4,602,420
4,000	Spartan Stores Inc.	73,760
222,065	SunOpta Inc.†	1,685,473
18,800	The Boston Beer Co. Inc., Cl. A†	3,208,032
45,000	The Hain Celestial Group Inc.†	2,923,650
270,000	Tingyi (Cayman Islands) Holding Corp.	703,193
280,000	Vitasoy International Holdings Ltd.	338,265
23,000	Willamette Valley Vineyards Inc.†	102,810

		28,837,520

	Health Care — 7.5%
32,960	Accuray Inc.†	189,190
2,362	AcelRx Pharmaceuticals Inc.†	21,896
5,000	Alere Inc.†	122,500
72,000	AngioDynamics Inc.†	812,160
13,800	ArthroCare Corp.†	476,514
337,254	Biolase Inc.†	1,207,369
72,000	Bio-Reference Laboratories Inc.†	2,070,000
72,100	BioScrip Inc.†	1,189,650
10,000	Boiron SA	520,657
396,782	Cantel Medical Corp.	13,439,006
21,000	Cardica Inc.†	23,310
110,000	CardioNet Inc.†	649,000
83,700	Cardiovascular Systems Inc.†	1,774,440
62,500	Cepheid Inc.†	2,151,250
178,800	Cutera Inc.†	1,573,440
98,000	Cynosure Inc., Cl. A†	2,546,048
3,700	DexCom Inc.†	83,065
150,300	Exactech Inc.†	2,968,425
100,000	Gentiva Health Services Inc.†	996,000
41,049	Heska Corp.	282,828
1,422	ICU Medical Inc.†	102,469
548,400	InfuSystems Holdings Inc.†	817,116
172,500	IntriCon Corp.†	605,475
230,000	Lexicon Pharmaceuticals Inc.†	499,100

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
26,000	MAKO Surgical Corp.†	$313,300
73,000	Meridian Bioscience Inc.	1,569,500
87,500	Neogen Corp.†	4,861,500
4,600	NeoGenomics Inc.†	18,308
1,000	Nutraceutical International Corp.	20,440
44,612	Omnicell Inc.†	916,777
50,000	Opko Health Inc.†	355,000
17,500	Orthofix International NV†	470,750
124,891	Pain Therapeutics Inc.	276,009
2,500	PreMD Inc.†	3
152,561	Quidel Corp.†	3,894,882
388,738	Rochester Medical Corp.†	5,726,111
69,000	RTI Biologics Inc.†	259,440
37,000	Skilled Healthcare Group Inc., Cl. A†	247,160
213,900	Strategic Diagnostics Inc.†	192,660
4,000	SurModics Inc.†	80,040
95,000	Syneron Medical Ltd.†	826,500
2,000	Targanta Therapeutics Corp., Escrow†	640
125,000	Trinity Biotech plc, ADR	2,106,250
80,700	United-Guardian Inc.	1,969,080
5,000	Uroplasty Inc.†	10,350
5,174	Utah Medical Products Inc.	280,948
133,940	Vascular Solutions Inc.†	1,970,257

		61,486,813

	Hotels and Gaming — 2.0%
71,800	Boyd Gaming Corp.†	811,340
73,540	Churchill Downs Inc.	5,798,629
260,000	Dover Downs Gaming & Entertainment Inc.	403,000
2,500	Florida Gaming Corp.†	507
424,422	Morgans Hotel Group Co.†	3,420,841
8,500	Multimedia Games Holding Co. Inc.†	221,595
125,000	Pinnacle Entertainment Inc.†	2,458,750
6,790	Ryman Hospitality Properties Inc.	264,878
239,519	The Marcus Corp.	3,046,682

		16,426,222

	Machinery — 1.8%
102,964	Astec Industries Inc.	3,530,636
15,000	Bolzoni SpA	55,216
11,000	DXP Enterprises Inc.†	732,600
184,000	Flow International Corp.†	678,960
145,000	Global Power Equipment Group Inc.	2,337,400
6,000	Hardinge Inc.	88,680
108,111	Key Technology Inc.†	1,549,231
6,000	Lindsay Corp.	449,880
50,300	Tennant Co.	2,427,981
14,800	The Middleby Corp.†	2,517,332

		14,367,916

	Manufactured Housing and Recreational Vehicles — 0.5%
10,659	Arctic Cat Inc.	479,442
29,001	Cavco Industries Inc.†	1,463,100
69,500	Nobility Homes Inc.†	489,975
106,020	Skyline Corp.†	416,659
61,000	Winnebago Industries Inc.†	1,280,390

		4,129,566

	Metals and Mining — 0.7%
85,000	5N Plus Inc.†	210,136
660,000	Alkane Resources Ltd.†	184,100
20,000	Camino Minerals Corp.†	1,046
100,000	Duluth Metals Ltd.†	131,216
178,800	Materion Corp.	4,843,692
590,000	Tanami Gold NL†	29,138

		5,399,328

	Paper and Forest Products — 0.2%
15,969	Keweenaw Land Association Ltd.†	1,321,435

Shares		Market Value

50,000	Wausau Paper Corp.	$570,000

		1,891,435

	Publishing — 1.8%
171,300	Belo Corp., Cl. A	2,389,635
115,000	Cambium Learning Group Inc.†	142,600
710,000	Il Sole 24 Ore SpA†	452,841
1,190,000	Journal Communications Inc., Cl. A†	8,913,100
250,764	The Dolan Co.†	408,745
160,000	The E.W. Scripps Co., Cl. A†	2,492,800

		14,799,721

	Real Estate — 1.4%
30,000	Ambase Corp.	25,500
8,500	Bresler & Reiner Inc.†	5,312
17,800	Capital Properties Inc., Cl. A	136,170
6,000	Capital Properties Inc., Cl. B†(b)	45,900
107,000	Cohen & Steers Inc.	3,635,860
31,963	DGT Holdings Corp.†	421,272
95,188	Griffin Land & Nurseries Inc.	2,714,762
1,361	Gyrodyne Co. of America Inc.	97,312
6,900	Holobeam Inc.†	172,845
132,500	Reading International Inc., Cl. A†	842,700
61,756	Reading International Inc., Cl. B†	433,527
2,508	Royalty LLC(b)	7,550
102,700	Tejon Ranch Co.†	2,925,923

		11,464,633

	Restaurants — 2.8%
16,399	Biglari Holdings Inc.†	6,730,150
90,500	Denny’s Corp.†	508,610
162,143	Famous Dave’s of America Inc.†	2,527,809
202,732	Nathan’s Famous Inc.†	10,592,747
56,000	The Cheesecake Factory Inc.	2,345,840

		22,705,156

	Retail — 2.5%
46,000	Aaron’s Inc.†	1,288,460
76,000	Big 5 Sporting Goods Corp.	1,668,200
227,685	Coastal Contacts Inc.†	1,172,578
92,500	Coldwater Creek Inc.†	231,250
10,000	Destination XL Group Inc.†	63,400
181,200	Ingles Markets Inc., Cl. A	4,575,300
313,800	Krispy Kreme Doughnuts Inc.†	5,475,810
15,800	Movado Group Inc.	534,514
28,000	Pier 1 Imports Inc.	657,720
77,300	Rush Enterprises Inc., Cl. A†	1,913,175
57,000	Rush Enterprises Inc., Cl. B†	1,226,640
46,000	The Bon-Ton Stores Inc.	830,300
20,000	Village Super Market Inc., Cl. A	661,800
100	Winmark Corp.	6,487

		20,305,634

	Semiconductors — 0.5%
236,160	Cascade Microtech Inc.†	1,572,826
137,000	Entegris Inc.†	1,286,430
93,700	IXYS Corp.	1,036,322
4,000	PLX Technology Inc.†	19,040
66,666	Rubicon Ltd.†	15,499

		3,930,117

	Specialty Chemicals — 1.9%
65,000	Chemtura Corp.†	1,319,500
1,052,800	Ferro Corp.†	7,316,960
267,226	General Chemical Group Inc.†(a)	64,802
13,000	Hawkins Inc.	512,070
4,000	Minerals Technologies Inc.	165,360
200	Navigator Holdings Ltd.†	9,450
240,000	OMNOVA Solutions Inc.†	1,922,400
1,388	Penford Corp.†	18,585

See accompanying notes to schedule of investments.

TETON Westwood Mighty MitesSM Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Specialty Chemicals (Continued)
264,568	Zep Inc.	$4,188,111

		15,517,238

	Telecommunications — 1.6%
66,200	Atlantic Tele-Network Inc.	3,287,492
460,005	Cincinnati Bell Inc.†	1,407,615
294	Consolidated Communications Holdings Inc.	5,119
1,000	Electronic Systems Technology Inc.†	355
71,600	HickoryTech Corp.	761,108
250	Horizon Telecom Inc., Cl. B†	5,500
70,000	Ixia†	1,288,000
56,100	New ULM Telecom Inc.	345,015
4,100	North State Telecommunications Corp., Cl. A	334,150
7,788	Preformed Line Products Co.	516,422
81,717	Primus Telecommunications Group Inc.	975,701
257,217	Shenandoah Telecommunications Co.	4,290,380
17,875	Windstream Corp.	137,816

		13,354,673

	Transportation — 0.2%
8,200	PHI Inc.†	269,616
102,508	Providence and Worcester Railroad Co.	1,573,498
1	Trailer Bridge Inc.†	465

		1,843,579

	TOTAL COMMON STOCKS	678,443,691

	PREFERRED STOCKS — 0.1%
	Automotive: Parts and Accessories — 0.1%
20,000	Jungheinrich AG	892,536

	CONVERTIBLE PREFERRED STOCKS — 0.0%
	Food and Beverage — 0.0%
500	Seneca Foods Corp., Cv., Pfd., Ser. 2003 †	15,340

	RIGHTS — 0.0%
	Automotive: Parts and Accessories — 0.0%
127,431	Federal-Mogul Corp., expire 07/09/13†	21,663

	Health Care — 0.0%
300,000	Adolor Corp., expire 07/01/19†	156,000
200,000	Clinical Data Inc., CVR, expire 04/14/18†	190,000

	TOTAL RIGHTS	367,663

Shares		Market Value

	WARRANTS — 0.0%
	Metals and Mining — 0.0%
6,667	Duluth Metals Ltd., expire 07/31/13†(b)	$0

	Transportation — 0.0%
2	Trailer Bridge Inc., Ser. A, expire 04/02/17†	0
2	Trailer Bridge Inc., Ser. B, expire 04/02/17†	0

		0

	TOTAL WARRANTS	0

Principal Amount
	CORPORATE BONDS — 0.0%
	Real Estate — 0.0%
$ 40,860	Capital Properties Inc., 5.000%, 12/31/22	40,860

	U.S. GOVERNMENT OBLIGATIONS — 17.0%
138,726,000	U.S. Treasury Bills, 0.040% to 0.120%††, 07/11/13 to 12/26/13	138,703,259

	TOTAL INVESTMENTS — 100.0% (Cost $606,365,426)	$818,463,349

	Aggregate tax cost	$607,495,046

	Gross unrealized appreciation	$242,676,574
	Gross unrealized depreciation	(31,708,271)

	Net unrealized appreciation/depreciation	$210,968,303

(a)	Security considered an affiliated holding because the Fund owns at least 5% of its outstanding shares.

(b)

At June 30, 2013, the Fund held investments in restricted and illiquid securities amounting to $53,450 or 0.01% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	06/30/13 Carrying Value Per Share
6,000	Capital Properties Inc., Cl. B	11/20/03	—	$7.6500
2,508	Royalty LLC	09/09/03	—	3.0104
6,667	Duluth Metals Ltd., Warrants expire 07/31/13	08/19/11	—	—

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 97.4%
	Aerospace — 4.7%
42,950	AAR Corp.	$944,041
26,100	Hexcel Corp.†	888,705

		1,832,746

	Building and Construction — 3.2%
3,450	Aegion Corp.†	77,659
14,400	Builders FirstSource Inc.†	86,112
18,550	Dycom Industries Inc.†	429,247
33,600	MYR Group Inc.†	653,520

		1,246,538

	Business Services — 8.0%
21,950	ABM Industries Inc.	537,994
23,800	Checkpoint Systems Inc.†	337,722
15,350	Convergys Corp.	267,550
19,550	FTI Consulting Inc.†	642,999
5,400	G & K Services Inc., Cl. A	257,040
10,750	KAR Auction Services Inc.	245,852
10,400	McGrath RentCorp	355,264
30,450	PRGX Global Inc.†	167,171
11,400	The Active Network Inc.†	86,298
8,700	The Brink’s Co.	221,937

		3,119,827

	Communications Equipment — 0.1%
6,300	Symmetricom Inc.†	28,287

	Computer Hardware — 1.0%
43,200	QLogic Corp.†	412,992

	Computer Software and Services — 6.6%
2,300	Akamai Technologies Inc.†	97,865
10,600	Bottomline Technologies Inc.†	268,074
26,500	Callidus Software Inc.†	174,635
30,900	Constant Contact Inc.†	496,563
8,000	Guidance Software Inc.†	69,920
13,900	Heartland Payment Systems Inc.	517,775
4,200	Informatica Corp.†	146,916
10,300	Netscout Systems Inc.†	240,402
18,700	Progress Software Corp.†	430,287
5,400	PTC Inc.†	132,462

		2,574,899

	Consumer Products — 2.2%
12,850	A. T. Cross Co., Cl. A†	217,807
9,900	ACCO Brands Corp.†	62,964
9,000	Hanesbrands Inc.	462,780
7,150	Knoll Inc.	101,602

		845,153

	Diversified Industrial — 6.3%
11,000	Badger Meter Inc.	490,050
8,250	Barnes Group Inc.	247,417
24,160	Columbus McKinnon Corp.†	515,091
16,800	Furmanite Corp.†	112,392
3,738	Griffon Corp.	42,052
5,400	Itron Inc.†	229,122
6,550	Kaydon Corp.	180,453
7,550	Kennametal Inc.	293,167
15,500	Sealed Air Corp.	371,225

		2,480,969

	Electronics — 8.1%
6,500	Avnet Inc.†	218,400
51,550	Electro Scientific Industries Inc.	554,678
19,600	General Cable Corp.	602,700
7,450	International Rectifier Corp.†	156,003
2,800	Molex Inc.	82,152
45,400	Newport Corp.†	632,422
4,100	Park Electrochemical Corp.	98,441

Shares		Market Value

14,750	Vishay Intertechnology Inc.†	$204,878
16,200	Woodward Inc.	648,000

		3,197,674

	Energy and Utilities — 9.1%
20,000	Approach Resources Inc.†	491,400
22,400	Comstock Resources Inc.	352,352
23,500	Energy XXI Bermuda Ltd.	521,230
27,800	Goodrich Petroleum Corp.†	355,840
5,750	Gulf Island Fabrication Inc.	110,112
11,750	Matrix Service Co.†	183,065
37,500	Newpark Resources Inc.†	412,125
32,900	Patterson-UTI Energy Inc.	636,780
39,650	PetroQuest Energy Inc.†	157,014
16,550	Pike Electric Corp.	203,565
10,900	Tesco Corp.†	144,425

		3,567,908

	Entertainment — 0.7%
15,200	RealD Inc.†	211,280
4,850	Take-Two Interactive Software Inc.†	72,605

		283,885

	Equipment and Supplies — 3.1%
4,100	CIRCOR International Inc.	208,526
10,700	Crown Holdings Inc.†	440,091
7,250	GrafTech International Ltd.†	52,780
3,850	Mine Safety Appliances Co.	179,218
4,600	Moog Inc., Cl. A†	237,038
5,900	Titan Machinery Inc.†	115,817

		1,233,470

	Financial Services — 15.1%
5,450	Anchor Bancorp.†	93,631
4,900	BancorpSouth Inc.	86,730
9,000	BankUnited Inc.	234,090
11,750	BBCN Bancorp Inc.	167,085
4,600	Berkshire Hills Bancorp Inc.	127,696
10,500	Boston Private Financial Holdings Inc.	111,720
27,650	Brown & Brown Inc.	891,436
12,300	Cardinal Financial Corp.	180,072
9,700	Columbia Banking System Inc.	230,957
7,050	Fidelity National Financial Inc., Cl. A	167,860
3,900	Financial Institutions Inc.	71,799
14,300	Flushing Financial Corp.	235,235
12,600	Glacier Bancorp Inc.	279,594
3,900	HF Financial Corp.	50,778
11,784	Hudson Valley Holding Corp.	200,092
11,100	Investors Bancorp Inc.	233,988
4,750	National Penn Bancshares Inc.	48,260
4,750	OceanFirst Financial Corp.	73,863
14,850	OFG Bancorp	268,934
2,900	Old National Bancorp	40,107
7,600	Oritani Financial Corp.	119,168
9,750	Sterling Bancorp	113,295
14,500	Stifel Financial Corp.†	517,215
14,200	Trustco Bank Corp NY	77,248
7,750	Umpqua Holdings Corp.	116,328
29,500	ViewPoint Financial Group Inc.	613,895
12,700	Washington Federal Inc.	239,776
8,800	Washington Trust Bancorp Inc.	250,976
14,000	Xenith Bankshares Inc.†	73,640

		5,915,468

	Health Care — 7.4%
9,050	AngioDynamics Inc.†	102,084
4,800	ArthroCare Corp.†	165,744
2,100	ICU Medical Inc.†	151,326
11,050	Omnicare Inc.	527,196
5,350	Omnicell Inc.†	109,943
23,050	Patterson Companies Inc.	866,680

See accompanying notes to schedule of investments.

TETON Westwood SmallCap Equity Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Health Care (Continued)
5,600	STERIS Corp.	$240,128
2,950	Teleflex Inc.	228,596
1,800	Thoratec Corp.†	56,358
16,900	VCA Antech Inc.†	440,921

		2,888,976

	Machinery — 2.6%
19,700	Briggs & Stratton Corp.	390,060
15,150	Flow International Corp.†	55,903
15,000	Trinity Industries Inc.	576,600

		1,022,563

	Metals and Mining — 1.5%
9,650	Carpenter Technology Corp.	434,925
14,900	Globe Specialty Metals Inc.	161,963

		596,888

	Publishing — 0.2%
1,600	Meredith Corp.	76,320

	Retail — 7.1%
4,250	American Eagle Outfitters Inc.	77,605
9,200	Big 5 Sporting Goods Corp.	201,940
32,250	Ethan Allen Interiors Inc.	928,800
20,300	Penske Automotive Group Inc.	619,962
21,200	Rush Enterprises Inc., Cl. A†	524,700
30,850	The Jones Group Inc.	424,187

		2,777,194

	Semiconductors — 7.8%
29,100	ATMI Inc.†	688,215
20,300	Brooks Automation Inc.	197,519
18,400	Cascade Microtech Inc.†	122,544
18,700	Entegris Inc.†	175,593
98,600	FormFactor Inc.†	665,550
77,200	Intersil Corp., Cl. A	603,704
48,000	ON Semiconductor Corp.†	387,840
6,100	Ultratech Inc.†	223,992

		3,064,957

Shares		Market Value

	Specialty Chemicals — 0.8%
7,500	PolyOne Corp.	$185,850
8,500	Zep Inc.	134,555

		320,405

	Telecommunications — 1.8%
4,650	Atlantic Tele-Network Inc.	230,919
19,500	Polycom Inc.†	205,530
6,400	Procera Networks Inc.†	87,872
14,800	Sierra Wireless Inc.†	189,440

		713,761

	TOTAL COMMON STOCKS	38,200,880

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 2.6%
$1,026,000	U.S. Treasury Bills, 0.055% to 0.120%††, 07/11/13 to 11/14/13	1,025,866

	TOTAL INVESTMENTS — 100.0% (Cost $33,849,315)	$39,226,746

	Aggregate tax cost	$34,380,464

	Gross unrealized appreciation	$6,838,730
	Gross unrealized depreciation	(1,992,448)

	Net unrealized appreciation/depreciation	$4,846,282

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 92.8%
	Aerospace — 1.1%
474	Hexcel Corp.†	$16,140

	Agriculture — 0.8%
122	Monsanto Co.	12,054

	Automotive: Parts and Accessories — 1.7%
220	O’Reilly Automotive Inc.†	24,776

	Broadcasting — 2.6%
299	Discovery Communications Inc., Cl. C†	20,828
133	Liberty Media Corp., Cl. A†	16,859

		37,687

	Building and Construction — 1.9%
398	MDC Holdings Inc.	12,939
447	Toll Brothers Inc.†	14,586

		27,525

	Business Services — 8.4%
274	Bright Horizons Family Solutions Inc.†	9,510
311	Expeditors International of Washington Inc.	11,821
210	IHS Inc., Cl. A†	21,920
271	MSC Industrial Direct Co. Inc., Cl. A	20,992
631	Nielsen Holdings NV	21,195
895	Quanta Services Inc.†	23,682
114	Stericycle Inc.†	12,589

		121,709

	Cable and Satellite — 1.8%
378	Liberty Global plc, Cl. C†	25,662

	Computer Software and Services — 8.5%
1,618	Activision Blizzard Inc.	23,073
381	Citrix Systems Inc.†	22,986
91	Equinix Inc.†	16,809
1,466	Fortinet Inc.†	25,655
332	Splunk Inc.†	15,391
509	Synaptics Inc.†	19,627

		123,541

	Consumer Discretionary — 5.4%
390	Bed Bath & Beyond Inc.†	27,651
341	Coach Inc.	19,468
265	Omnicom Group Inc.	16,661
344	Urban Outfitters Inc.†	13,836

		77,616

	Consumer Products — 2.0%
188	Mead Johnson Nutrition Co.	14,895
166	The Clorox Co.	13,801

		28,696

	Diversified Industrial — 3.5%
111	Cummins Inc.	12,039
756	Harsco Corp.	17,532
1,251	Rexnord Corp.†	21,079

		50,650

	Electronics — 1.2%
299	Hittite Microwave Corp.†	17,342

	Energy and Energy Services — 6.9%
326	Cameron International Corp.†	19,938
765	McDermott International Inc.†	6,258
373	Noble Corp.	14,017
401	Peabody Energy Corp.	5,871
120	Pioneer Natural Resources Co.	17,370
278	Range Resources Corp.	21,495
1,050	Weatherford International Ltd.†	14,385

		99,334

Shares		Market Value

	Energy and Utilities: Electric — 3.1%
342	ITC Holdings Corp.	$31,225
1,102	The AES Corp.	13,213

		44,438

	Entertainment — 2.7%
436	Penn National Gaming Inc.†	23,047
497	Royal Caribbean Cruises Ltd.	16,570

		39,617

	Financial Services — 13.6%
232	ACE Ltd.	20,759
185	Affiliated Managers Group Inc.†	30,329
199	Artisan Partners Asset Management Inc.†	9,932
839	BankUnited Inc.	21,822
278	Financial Engines Inc.	12,674
787	HCC Insurance Holdings Inc.	33,928
683	Invesco Ltd.	21,719
802	People’s United Financial Inc.	11,950
1,603	Regions Financial Corp.	15,277
650	Zions Bancorporation	18,772

		197,162

	Food and Beverage — 3.0%
751	Arcos Dorados Holdings Inc.	8,772
597	Coca-Cola Enterprises Inc.	20,990
189	McCormick & Co. Inc., Non-Voting	13,298

		43,060

	Health Care — 13.7%
232	Alexion Pharmaceuticals Inc.†	21,400
515	Ariad Pharmaceuticals Inc.†	9,007
531	Catamaran Corp.†	25,870
233	Covance Inc.†	17,741
207	Illumina Inc.†	15,492
593	Incyte Corp. Ltd.†	13,046
505	Insulet Corp.†	15,862
81	Mettler-Toledo International Inc.†	16,297
256	Thermo Fisher Scientific Inc.	21,665
291	Universal Health Services Inc., Cl. B	19,485
291	Vertex Pharmaceuticals Inc.†	23,242

		199,107

	Information Technology — 1.6%
218	MercadoLibre Inc.	23,492

	Real Estate — 7.0%
354	American Tower Corp.	25,902
1,106	CBRE Group Inc., Cl. A†	25,836
855	Corrections Corp. of America	28,959
507	Douglas Emmett Inc.	12,650
100	SL Green Realty Corp.	8,819

		102,166

	Specialty Chemicals — 2.3%
197	Cytec Industries Inc.	14,430
221	Ecolab Inc.	18,827

		33,257

	TOTAL COMMON STOCKS	1,345,031

See accompanying notes to schedule of investments. 8

TETON Westwood Mid-Cap Equity Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 7.2%
$ 105,000	U.S. Treasury Bills, 0.070%††, 11/21/13	$104,973

	TOTAL INVESTMENTS — 100.0% (Cost $1,487,503)	$1,450,004

	Aggregate tax cost	$1,487,508

	Gross unrealized appreciation	$9,762
	Gross unrealized depreciation	(47,266)

	Net unrealized appreciation/depreciation	$(37,504)

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

See accompanying notes to schedule of investments.

TETON Westwood Income Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 92.7%
	Agriculture — 0.4%
1,000	Archer Daniels Midland Co.	$33,910

	Automotive — 2.0%
3,000	General Motors Co.†	99,930
2,000	Navistar International Corp.†	55,520

		155,450

	Banking — 3.1%
4,000	Bank of America Corp.	51,440
4,000	U.S. Bancorp	144,600
5,042	Valley National Bancorp	47,748

		243,788

	Computer Hardware — 2.5%
500	Apple Inc.	198,040

	Consumer Products — 2.2%
2,200	Tupperware Brands Corp.	170,918

	Consumer Staples — 2.2%
6,000	Mondelez International Inc., Cl. A	171,180

	Diversified Industrial — 6.0%
6,000	General Electric Co.	139,140
2,000	Honeywell International Inc.	158,680
5,000	Tyco International Ltd.	164,750

		462,570

	Electronics — 2.5%
8,000	Intel Corp.	193,760

	Energy and Utilities: Integrated — 1.2%
1,334	FirstEnergy Corp.	49,812
2,000	Statoil ASA, ADR	41,380

		91,192

	Energy and Utilities: Natural Gas — 2.7%
6,000	Spectra Energy Corp.	206,760

	Energy and Utilities: Oil — 6.7%
1,500	Chevron Corp.	177,510
3,500	ConocoPhillips	211,750
2,250	Phillips 66	132,547

		521,807

	Energy and Utilities: Services — 4.4%
5,000	Halliburton Co.	208,600
1,000	Noble Corp.	37,580
2,000	Transocean Ltd.	95,900

		342,080

	Energy and Utilities: Water — 3.5%
6,500	American Water Works Co. Inc.	267,995

	Environmental Services — 1.0%
2,000	Waste Management Inc.	80,660

	Financial Services — 11.3%
4,000	American International Group Inc.†	178,800
2,700	Citigroup Inc.	129,519
2,800	CME Group Inc.	212,744
2,000	JPMorgan Chase & Co.	105,580
6,000	Wells Fargo & Co.	247,620

		874,263

	Food and Beverage — 8.0%
7,000	ConAgra Foods Inc.	244,510
2,000	General Mills Inc.	97,060
2,000	Kraft Foods Group Inc.	111,740
2,000	PepsiCo Inc.	163,580

		616,890

Shares		Market Value
	Health Care — 14.8%
2,000	AbbVie Inc.	$82,680
2,000	AstraZeneca plc, ADR	94,600
3,783	Bristol-Myers Squibb Co.	169,062
1,000	Eli Lilly & Co.	49,120
1,500	Johnson & Johnson	128,790
2,520	Mead Johnson Nutrition Co.	199,660
3,000	Merck & Co. Inc.	139,350
5,264	Pfizer Inc.	147,440
4,359	Zoetis Inc.	134,651

		1,145,353

	Machinery — 1.7%
5,000	Xylem Inc.	134,700

	Metals and Mining — 1.2%
3,000	Newmont Mining Corp.	89,850

	Paper and Forest Products — 3.0%
5,200	International Paper Co.	230,412

	Real Estate Investment Trusts — 1.6%
5,000	Starwood Property Trust Inc.	123,750

	Retail — 2.0%
2,000	The Home Depot Inc.	154,940

	Specialty Chemicals — 3.8%
1,500	Air Products & Chemicals Inc.	137,355
3,000	E. I. du Pont de Nemours and Co.	157,500

		294,855

	Telecommunications — 3.1%
4,000	AT&T Inc.	141,600
2,000	Verizon Communications Inc.	100,680

		242,280

	Wireless Communications — 1.8%
5,000	Vodafone Group plc, ADR	143,700

	TOTAL COMMON STOCKS	7,191,103

Principal Amount

	U.S. GOVERNMENT OBLIGATIONS — 7.3%
$563,000	U.S. Treasury Bills,
	0.055% to 0.120%††,
	08/01/13 to 11/21/13	562,914

	TOTAL INVESTMENTS — 100.0% (Cost $6,269,042)	$7,754,017

	Aggregate tax cost	$6,269,049

	Gross unrealized appreciation	$1,631,676
	Gross unrealized depreciation	(146,708)

	Net unrealized appreciation/depreciation	$1,484,968

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments. 10

TETON Westwood Equity Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 98.5%
	Aerospace — 4.1%
9,200	General Dynamics Corp.	$720,636
7,100	The Boeing Co.	727,324
15,400	United Technologies Corp.	1,431,276

		2,879,236

	Banking — 11.9%
110,300	Bank of America Corp.	1,418,458
23,600	Capital One Financial Corp.	1,482,316
31,500	CIT Group Inc.†	1,468,845
33,184	JPMorgan Chase & Co.	1,751,783
53,900	Wells Fargo & Co.	2,224,453

		8,345,855

	Business Services — 1.9%
23,000	Equifax Inc.	1,355,390

	Cable and Satellite — 2.1%
35,400	Comcast Corp., Cl. A	1,482,552

	Communications Equipment — 3.1%
29,900	Cisco Systems Inc.	726,869
23,200	QUALCOMM Inc.	1,417,056

		2,143,925

	Computer Software and Services — 7.1%
20,000	Accenture plc, Cl. A	1,439,200
29,100	EMC Corp.	687,342
43,000	Microsoft Corp.	1,484,790
42,700	Oracle Corp.	1,311,744

		4,923,076

	Consumer Products — 2.0%
24,600	Colgate-Palmolive Co.	1,409,334

	Diversified Industrial — 3.1%
18,400	Honeywell International Inc.	1,459,856
6,800	Rock Tenn Co., Cl. A	679,184

		2,139,040

	Energy: Integrated — 3.1%
17,900	NextEra Energy Inc.	1,458,492
9,500	Schlumberger Ltd.	680,770

		2,139,262

	Energy: Natural Gas — 1.0%
8,800	EQT Corp.	698,456

	Energy: Oil — 9.3%
17,200	Anadarko Petroleum Corp.	1,477,996
12,300	Chevron Corp.	1,455,582
16,300	Exxon Mobil Corp.	1,472,705
20,000	Marathon Oil Corp.	691,600
15,910	Occidental Petroleum Corp.	1,419,649

		6,517,532

	Entertainment — 4.2%
11,300	The Walt Disney Co.	713,595
12,900	Time Warner Inc.	745,878
21,600	Viacom Inc., Cl. B	1,469,880

		2,929,353

	Financial Services — 9.9%
16,500	ACE Ltd.	1,476,420

Shares		Market Value

48,400	American International Group Inc.†	$2,163,480
8,800	Ameriprise Financial Inc.	711,744
45,900	Hartford Financial Services Group Inc.	1,419,228
15,400	MetLife Inc.	704,704
11,800	U.S. Bancorp	426,570

		6,902,146

	Food and Beverage — 5.6%
21,600	General Mills Inc.	1,048,248
20,400	McCormick & Co. Inc., Non-Voting	1,435,344
17,400	PepsiCo Inc.	1,423,146

		3,906,738

	Health Care — 15.5%
19,800	Abbott Laboratories	690,624
20,400	Baxter International Inc.	1,413,108
21,900	Covidien plc	1,376,196
11,400	DaVita HealthCare Partners Inc.†	1,377,120
22,500	Express Scripts Holding Co.†	1,388,025
12,500	Johnson & Johnson	1,073,250
10,000	Novartis AG, ADR	707,100
23,800	Pfizer Inc.	666,638
17,400	Sigma-Aldrich Corp.	1,398,264
10,600	Varian Medical Systems Inc.†	714,970

		10,805,295

	Manufactured Housing and Recreational Vehicles — 2.0%
14,800	Polaris Industries Inc.	1,406,000

	Real Estate Investment Trusts — 2.1%
20,700	Ventas Inc.	1,437,822

	Retail — 6.5%
21,345	Advance Auto Parts Inc.	1,732,574
25,100	CVS Caremark Corp.	1,435,218
20,400	Target Corp.	1,404,744

		4,572,536

	Telecommunications — 2.0%
40,100	AT&T Inc.	1,419,540

	Transportation — 2.0%
9,200	Union Pacific Corp.	1,419,376

	TOTAL COMMON STOCKS	68,832,464

	SHORT TERM INVESTMENTS — 1.5%
	Mutual Funds — 1.5%
1,082,571	Dreyfus Treasury & Agency Cash Management Fund, 0.080%*	1,082,571

	TOTAL INVESTMENTS — 100.0% (Cost $56,861,970)	$69,915,035

	Aggregate tax cost	$56,910,145

	Gross unrealized appreciation	$13,696,525
	Gross unrealized depreciation	(691,635)

	Net unrealized appreciation/depreciation	$13,004,890

†	Non-income producing security.
*	Current yield.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments. 11

TETON Westwood Balanced Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 64.0%
	Aerospace — 2.6%
7,100	General Dynamics Corp.	$556,143
5,700	The Boeing Co.	583,908
11,100	United Technologies Corp.	1,031,634

		2,171,685

	Banking — 8.1%
89,800	Bank of America Corp.	1,154,828
19,200	Capital One Financial Corp.	1,205,952
28,900	CIT Group Inc.†	1,347,607
24,196	JPMorgan Chase & Co.	1,277,307
45,100	Wells Fargo & Co.	1,861,277

		6,846,971

	Business Services — 1.2%
16,700	Equifax Inc.	984,131

	Cable and Satellite — 1.4%
28,900	Comcast Corp., Cl. A	1,210,332

	Communications Equipment — 3.2%
29,000	AT&T Inc.	1,026,600
25,500	Cisco Systems Inc.	619,905
17,100	QUALCOMM Inc.	1,044,468

		2,690,973

	Computer Software and Services — 4.3%
14,400	Accenture plc, Cl. A	1,036,224
23,200	EMC Corp.	547,984
31,200	Microsoft Corp.	1,077,336
32,800	Oracle Corp.	1,007,616

		3,669,160

	Consumer Products — 1.3%
18,400	Colgate-Palmolive Co.	1,054,136

	Diversified Industrial — 2.0%
14,225	Honeywell International Inc.	1,128,611
6,000	Rock Tenn Co., Cl. A	599,280

		1,727,891

	Energy: Integrated — 1.3%
13,700	NextEra Energy Inc.	1,116,276

	Energy: Natural Gas — 0.6%
6,400	EQT Corp.	507,968

	Energy: Oil — 6.6%
14,000	Anadarko Petroleum Corp.	1,203,020
9,400	Chevron Corp.	1,112,396
12,100	Exxon Mobil Corp.	1,093,235
14,500	Marathon Oil Corp.	501,410
13,000	Occidental Petroleum Corp.	1,159,990
6,900	Schlumberger Ltd.	494,454

		5,564,505

	Entertainment — 2.9%
9,200	The Walt Disney Co.	580,980
10,900	Time Warner Inc.	630,238
18,100	Viacom Inc., Cl. B	1,231,705

		2,442,923

	Financial Services — 6.3%
12,000	ACE Ltd.	1,073,760
37,200	American International Group Inc.†	1,662,840
8,700	Ameriprise Financial Inc.	703,656
33,300	Hartford Financial Services Group Inc.	1,029,636
11,100	MetLife Inc.	507,936
8,500	U.S. Bancorp	307,275

		5,285,103

Shares		Market Value
	Food and Beverage — 3.6%
15,900	General Mills Inc.	$771,627
15,100	McCormick & Co. Inc., Non-Voting	1,062,436
14,500	PepsiCo Inc.	1,185,955

		3,020,018

	Health Care — 9.8%
14,600	Abbott Laboratories	509,248
16,400	Baxter International Inc.	1,136,028
17,100	Covidien plc	1,074,564
8,400	DaVita HealthCare Partners Inc.†	1,014,720
16,500	Express Scripts Holding Co.†	1,017,885
9,200	Johnson & Johnson	789,912
7,300	Novartis AG, ADR	516,183
25,500	Pfizer Inc.	714,255
12,600	Sigma-Aldrich Corp.	1,012,536
7,600	Varian Medical Systems Inc.†	512,620

		8,297,951

	Manufactured Housing and Recreational Vehicles — 1.2%
10,800	Polaris Industries Inc.	1,026,000

	Real Estate Investment Trusts — 1.2%
15,000	Ventas Inc.	1,041,900

	Retail — 4.4%
15,765	Advance Auto Parts Inc.	1,279,645
24,400	CVS Caremark Corp.	1,395,192
15,400	Target Corp.	1,060,444

		3,735,281

	Transportation — 2.0%
11,000	Union Pacific Corp.	1,697,080

	TOTAL COMMON STOCKS	54,090,284

Principal Amount
	CORPORATE BONDS — 16.8%
	Banking — 5.0%
$1,250,000	Bank of America Corp.,
	5.375%, 06/15/14	1,297,022
750,000	Barclays Bank plc, Ser. 1,
	5.000%, 09/22/16	829,208
1,125,000	Citigroup Inc., MTN,
	5.500%, 10/15/14	1,183,626
750,000	JPMorgan Chase & Co.,
	6.300%, 04/23/19	872,352

		4,182,208

	Consumer Products — 0.5%
500,000	Colgate-Palmolive Co., MTN,
	2.100%, 05/01/23	456,183

	Electronics — 1.8%
1,000,000	Intel Corp.,
	3.300%, 10/01/21	1,005,486
500,000	Texas Instruments Inc.,
	1.650%, 08/03/19	481,434

		1,486,920

	Energy: Integrated — 0.6%
500,000	The Southern Co.,
	4.150%, 05/15/14	515,535

	Energy: Oil — 2.7%
1,000,000	Anadarko Petroleum Corp.,
	5.950%, 09/15/16	1,122,501

See accompanying notes to schedule of investments. 12

TETON Westwood Balanced Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS (Continued)
	Energy: Oil (Continued)
$500,000	Marathon Oil Corp.,
	5.900%, 03/15/18	$575,217
500,000	XTO Energy Inc.,
	6.500%, 12/15/18	619,484

		2,317,202

	Financial Services — 1.2%
950,000	ACE INA Holdings Inc.,
	5.600%, 05/15/15	1,030,657

	Metals and Mining — 0.9%
750,000	BHP Billiton Finance USA Ltd.,
	5.500%, 04/01/14	778,442

	Real Estate Investment Trusts — 0.9%
700,000	Vornado Realty LP,
	4.250%, 04/01/15	729,009

	Retail — 1.0%
800,000	Wal-Mart Stores Inc.,
	3.200%, 05/15/14	819,307

	Transportation — 1.3%
1,000,000	Burlington Northern Santa Fe LLC,
	5.650%, 05/01/17	1,135,501

	Wireless Communications — 0.9%
750,000	Vodafone Group plc,
	4.150%, 06/10/14	773,160

	TOTAL CORPORATE BONDS	14,224,124

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 7.1%
	Federal Home Loan Mortgage Corp. — 2.9%
800,000	1.750%, 09/10/15	822,345
1,500,000	3.750%, 03/27/19	1,651,005

		2,473,350

	Federal National Mortgage Association — 4.2%
1,000,000	0.750%, 12/18/13	1,003,052
1,500,000	5.000%, 04/15/15	1,623,754
775,000	5.375%, 06/12/17	897,787

		3,524,593

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	5,997,943

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 10.1%
	U.S. Treasury Bills — 2.4%
$2,000,000	U.S. Treasury Bills,
	0.086% to 0.100%††, 09/19/13 to 12/12/13	$1,999,654

	U.S. Treasury Inflation Indexed Notes — 4.5%
1,381,752	2.500%, 07/15/16	1,528,240
974,781	2.125%, 01/15/19	1,103,254
1,075,340	1.375%, 01/15/20	1,172,919

		3,804,413

	U.S. Treasury Notes — 3.2%
750,000	0.750%, 08/15/13	750,017
1,000,000	3.625%, 08/15/19	1,114,062
750,000	3.375%, 11/15/19	825,440

		2,689,519

	TOTAL U.S. GOVERNMENT OBLIGATIONS	8,493,586

Shares

	SHORT TERM INVESTMENTS — 2.0%
	Mutual Funds — 2.0%
1,652,088	Dreyfus Treasury & Agency Cash Management Fund, 0.050%*	1,652,088

	TOTAL INVESTMENTS — 100.0% (Cost $71,492,264)	$84,458,025

	Aggregate tax cost	$71,716,845

	Gross unrealized appreciation	$13,699,568
	Gross unrealized depreciation	(958,388)

	Net unrealized appreciation/depreciation	$12,741,180

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
*	Current yield.
ADR	American Depositary Receipt
MTN	Medium Term Note

See accompanying notes to schedule of investments. 13

TETON Westwood Intermediate Bond Fund

Schedule of Investments — June 30, 2013 (Unaudited)

Principal Amount		Market Value

	CORPORATE BONDS — 37.6%
	Aerospace — 1.0%
$ 200,000	The Boeing Co.,
	6.000%, 03/15/19	$238,398

	Banking — 4.4%
300,000	Bank of America Corp.,
	5.375%, 06/15/14	311,285
225,000	Barclays Bank plc, Ser. 1,
	5.000%, 09/22/16	248,762
250,000	Citigroup Inc., MTN,
	5.500%, 10/15/14	263,028
200,000	JPMorgan Chase & Co.,
	6.300%, 04/23/19	232,627

		1,055,702

	Computer Hardware — 1.6%
375,000	Hewlett-Packard Co.,
	1.550%, 05/30/14	376,801

	Computer Software and Services — 1.1%
250,000	Microsoft Corp.,
	1.625%, 09/25/15	255,790

	Consumer Products — 0.9%
250,000	Colgate-Palmolive Co., MTN,
	2.100%, 05/01/23	228,091

	Diversified Industrial — 1.7%
400,000	General Electric Capital Corp.,
	1.625%, 07/02/15	404,874

	Electronics — 2.1%
200,000	Arrow Electronics Inc.,
	6.000%, 04/01/20	216,746
300,000	Texas Instruments Inc.,
	1.650%, 08/03/19	288,860

		505,606

	Energy and Utilities: Electric Integrated — 2.0%
275,000	Dominion Resources Inc.,
	6.400%, 06/15/18	326,929
150,000	The Southern Co.,
	4.150%, 05/15/14	154,660

		481,589

	Energy and Utilities: Oil — 6.4%
200,000	Anadarko Petroleum Corp.,
	5.950%, 09/15/16	224,500
125,000	Marathon Oil Corp.,
	5.900%, 03/15/18	143,804
400,000	Murphy Oil Corp.,
	2.500%, 12/01/17	394,923
350,000	Occidental Petroleum Corp.,
	2.700%, 02/15/23	323,681
200,000	Total Capital SA,
	3.000%, 06/24/15	209,099
200,000	XTO Energy Inc.,
	6.500%, 12/15/18	247,793

		1,543,800

	Financial Services — 3.3%
175,000	ACE INA Holdings Inc.,
	5.600%, 05/15/15	189,858

Principal Amount		Market Value

$ 260,000	International Bank for Reconstruction & Development,
	8.625%, 10/15/16	$322,016
275,000	Merrill Lynch & Co. Inc., MTN, Ser. C,
	5.000%, 01/15/15	289,676

		801,550

	Food and Beverage — 2.5%
275,000	Bottling Group LLC,
	5.125%, 01/15/19	313,494
250,000	Mondelez International Inc.,
	5.375%, 02/10/20	280,808

		594,302

	Health Care — 1.3%
325,000	Teva Pharmaceutical Finance IV BV,
	3.650%, 11/10/21	325,611

	Metals and Mining — 0.9%
200,000	BHP Billiton Finance USA Ltd.,
	5.500%, 04/01/14	207,585

	Real Estate Investment Trusts — 1.1%
250,000	Vornado Realty LP,
	4.250%, 04/01/15	260,360

	Retail — 2.2%
525,000	Wal-Mart Stores Inc.,
	3.200%, 05/15/14	537,670

	Semiconductors — 1.5%
350,000	Intel Corp.,
	3.300%, 10/01/21	351,920

	Telecommunications — 2.1%
500,000	AT&T Inc.,
	1.700%, 06/01/17	495,542

	Transportation — 1.5%
200,000	Burlington Northern Santa Fe LLC,
	5.650%, 05/01/17	227,100
125,000	CSX Corp.,
	6.250%, 04/01/15	136,622

		363,722

	TOTAL CORPORATE BONDS	9,028,913

	U.S. GOVERNMENT AGENCY OBLIGATIONS — 34.8%
	Federal Home Loan Bank — 1.2%
250,000	5.375%, 05/18/16, Ser. 656	283,121

	Federal Home Loan Mortgage Corp. — 12.9%
525,000	5.000%, 07/15/14	551,065
900,000	1.750%, 09/10/15	925,138
325,000	5.250%, 04/18/16	366,087
600,000	3.750%, 03/27/19	660,402
600,000	2.375%, 01/13/22	584,183

		3,086,875

	Federal National Mortgage Association — 20.0%
800,000	0.750%, 12/18/13	802,442
750,000	2.750%, 02/05/14	761,772
700,000	2.625%, 11/20/14	722,967
600,000	5.000%, 04/15/15	649,502
650,000	2.375%, 07/28/15	676,031
800,000	1.125%, 04/27/17	797,966

See accompanying notes to schedule of investments. 14

TETON Westwood Intermediate Bond Fund

Schedule of Investments (Continued) — June 30, 2013 (Unaudited)

Principal Amount		Market Value

	U.S. GOVERNMENT AGENCY OBLIGATIONS (Continued)
	Federal National Mortgage Association (Continued)
$ 275,000	5.375%, 06/12/17	$318,570
31,256	Pool #745122,
	5.500%, 09/01/20	33,735
28,610	Pool #255554,
	5.500%, 01/01/35	31,373

		4,794,358

	Government National Mortgage Association — 0.7%
15,070	Pool #562288,
	6.000%, 12/15/33	16,874
35,148	Pool #604946,
	5.500%, 01/15/34	38,554
26,427	Pool #604970,
	5.500%, 01/15/34	28,987
43,795	Pool #003747,
	5.000%, 08/20/35	47,730
41,033	Pool #550728,
	5.500%, 11/15/35	44,941

		177,086

	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS	8,341,440

	U.S. GOVERNMENT OBLIGATIONS — 21.6%
	U.S. Treasury Bills — 3.8%
900,000	U.S. Treasury Bills,
	0.100%†, 09/19/13	899,940

Principal Amount		Market Value

	U.S. Treasury Inflation Indexed Notes — 7.8%
$ 316,651	2.500%, 07/15/16	$350,222
323,511	1.375%, 07/15/18	353,625
297,850	2.125%, 01/15/19	337,105
322,602	1.375%, 01/15/20	351,876
379,081	2.500%, 01/15/29	468,343

		1,861,171

	U.S. Treasury Notes — 9.2%
800,000	0.750%, 08/15/13	800,245
675,000	3.250%, 05/31/16	725,942
275,000	3.500%, 02/15/18	302,683
350,000	3.375%, 11/15/19	385,205

		2,214,075

	U.S. Treasury Bonds — 0.8%
150,000	5.375%, 02/15/31	195,457

	TOTAL U.S. GOVERNMENT OBLIGATIONS	5,170,643

Shares

	SHORT TERM INVESTMENTS — 6.0%
	Mutual Funds — 6.0%
1,451,212	Dreyfus Treasury & Agency Cash Management Fund, 0.050%*	1,451,212

	TOTAL INVESTMENTS — 100.0% (Cost $23,268,097)	$23,992,208

	Aggregate tax cost	$23,268,097

	Gross unrealized appreciation	$968,443
	Gross unrealized depreciation	(244,332)

	Net unrealized appreciation/depreciation	$724,111

†	Represents annualized yield at date of purchase.
*	Current yield.
MTN	Medium Term Note

See accompanying notes to schedule of investments. 15

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited)

The Trust’s schedules of investments are prepared in accordance with U.S. Generally Accepted Accounting Principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Teton Advisors, Inc., (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;

—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

—	Level 3 — significant unobservable inputs (including a Fund’s determinations as to the fair value of investments).

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Funds’ investments in securities by inputs used to value the Funds’ investments as of June 30, 2013 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 6/30/13
MIGHTY MITES FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Consumer Products	$23,232,112	$ 31	—	$ 23,232,143
Diversified Industrial	62,295,303	102,372	—	62,397,675
Entertainment	6,471,864	—	$3	6,471,867
Equipment and Supplies	44,056,804	—	3,088	44,059,892
Financial Services	40,962,958	1,010,250	—	41,973,208
Health Care	61,486,173	—	640	61,486,813
Real Estate	11,411,183	45,900	7,550	11,464,633
Specialty Chemicals	15,507,788	—	9,450	15,517,238
Telecommunications	13,349,173	5,500	—	13,354,673
Transportation	1,843,114	—	465	1,843,579
Other Industries(a)	396,641,970	—	—	396,641,970
Total Common Stocks	677,258,442	1,164,053	21,196	678,443,691
Preferred Stocks(a)	892,536	—	—	892,536
Convertible Preferred Stocks(a)	—	15,340	—	15,340
Rights(a)	21,663	—	346,000	367,663
Warrants(a)	—	—	0	0
Corporate Bonds(a)	—	—	40,860	40,860
U.S. Government Obligations	—	138,703,259	—	138,703,259
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$678,172,641	$139,882,652	$408,056	$818,463,349

SMALLCAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$38,200,880	—	—	$ 38,200,880
U.S. Government Obligations	—	$ 1,025,866	—	1,025,866
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$38,200,880	$ 1,025,866	—	$ 39,226,746

MID-CAP EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$1,345,031	—	—	$ 1,345,031
U.S. Government Obligations	—	$ 104,973	—	104,973
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,345,031	$ 104,973	—	$ 1,450,004

INCOME FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$7,191,103	—	—	$ 7,191,103
U.S. Government Obligations	—	$ 562,914	—	562,914
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$7,191,103	$ 562,914	—	$ 7,754,017

EQUITY FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$68,832,464	—	—	$ 68,832,464
Short Term Investments	1,082,571	—	—	1,082,571
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$69,915,035	—	—	$ 69,915,035

BALANCED FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$54,090,284	—	—	$ 54,090,284
Corporate Bonds(a)	—	$14,224,124	—	14,224,124
U.S. Government Agency Obligations	—	5,997,943	—	5,997,943
U.S. Government Obligations	—	8,493,586	—	8,493,586
Short Term Investments	1,652,088	—	—	1,652,088
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$55,742,372	$28,715,653	—	$ 84,458,025

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 06/30/13
INTERMEDIATE BOND FUND
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bonds(a)	—	$9,028,913	—	$ 9,028,913
U.S. Government Agency Obligations	—	8,341,440	—	8,341,440
U.S. Government Obligations	—	5,170,643	—	5,170,643
Short Term Investments	$1,451,212	—	—	1,451,212
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$1,451,212	$22,540,996	—	$ 23,992,208

(a) Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Funds did not have transfers between Level 1 and Level 2 during the six months ended June 30, 2013. The Funds’ policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held during the six months ended June 30, 2013 or the year ended September 30, 2012 for SmallCap Equity Fund, Income Fund, Equity Fund, Balanced Fund, and Intermediate Bond Fund, or the period ended June 30, 2013 for Mid-Cap Equity Fund.

Additional Information to Evaluate Qualitative Information.

General. The Funds use recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of their securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in unobservable inputs could result in a lower or higher value in such Level 3 investments. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Securities Sold Short. The Mighty Mites Fund and Mid-Cap Equity Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Funds record unrealized gains or losses to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Funds record a realized gain or loss when the short position is closed out. By entering into a short sale, the Funds bear the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense on the ex-dividend date and interest expense is recorded on the accrual basis. During the six months ended June 30, 2013, there were no short sales outstanding for the Mighty Mites Fund and Mid-Cap Equity Fund.

Foreign Currency Translations. The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

TETON Westwood Funds (the “Trust”)

Notes to Schedule of Investments (Unaudited) (Continued)

Foreign Securities. The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Funds may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. Each Fund may invest up to 10% (except for the Mighty Mites Fund, SmallCap Equity Fund, and Income Fund which may invest up to 15%) of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Mighty Mites Fund held as of June 30, 2013, refer to its Schedule of Investments.

Tax Information. The Funds intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At September 30, 2012, the Funds had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, each Fund will be permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carry forwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than begin considered all short term as under previous law.

Expiring in Fiscal Year	Mighty Mites Fund	SmallCap Equity Fund	Income Fund	Equity Fund	Balanced Fund	Intermediate Bond Fund
2016	$—	$210	$—	$—	$—	$—
2017	—	585,663	960,910	—	—	—
2018	—	—	1,503,326	13,065,883	1,629,520	—
2019	—	—	62,767	—	—	—
Short term (post-effective with no expiration)	—	3,119	—	—	—	—

	$—	$588,992	$2,527,003	$13,065,883	$1,629,520	$—

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The TETON Westwood Funds (formerly, The GAMCO Westwood Funds)

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/28/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	8/28/13

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	8/28/13

* Print the name and title of each signing officer under his or her signature.